8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Cumulative net operating losses	$ 3,178,439	$ 2,858,219
Less valuation allowance	(3,178,439)	(2,858,219)
Net deferred tax asset	$ 0	$ 0